Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member] [1]	Share premium [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
As of December 31, 2017 at Dec. 31, 2017	$ 19	$ 576,512	$ 5,366	$ 1,605	$ 583,503
Impact of implementing IFRS 9 and IFRS 15 at Dec. 31, 2017			(629)		(629)
Beginning balance at Dec. 31, 2017	19	576,512	4,737	1,605	582,874
Statement Line Items [Line Items]
Net income			35,160		35,160
Other comprehensive income (loss)				(1,289)	(1,289)
Total comprehensive income			35,160	(1,289)	33,871
Business combination with entity under common control			(9,904)		(9,904)
Acquisition of treasury shares		(4,875)			(4,875)
Contribution of equity, net of transaction costs	3	167,053			167,056
Share-based remuneration expense (Note 5)			6,439		6,439
Ending balance at Dec. 31, 2018	22	738,690	36,432	316	775,460
Impact of implementing IFRS 9 and IFRS 15 at Dec. 31, 2018			64		64
Beginning balance at Dec. 31, 2018	22	738,690	36,496	316	775,524
Statement Line Items [Line Items]
Net income			57,899		57,899	[2]
Other comprehensive income (loss)				(1,824)	(1,824)
Total comprehensive income			57,899	(1,824)	56,075
Acquisition of treasury shares		(5,780)			(5,780)
Contribution of equity, net of transaction costs	2	81,267			81,269
Share-based remuneration expense (Note 5)			5,118		5,118
Ending balance at Dec. 31, 2019	24	814,177	99,513	(1,508)	912,206
Statement Line Items [Line Items]
Net income			179,174		179,174
Other comprehensive income (loss)				2,043	2,043
Total comprehensive income			179,174	2,043	181,217
Acquisition of treasury shares		(49,049)			(49,049)
Share-based remuneration expense (Note 5)			4,521		4,521
Reclassification of foreign currency translation reserve			126	(126)
Ending balance at Dec. 31, 2020	$ 24	$ 765,129	$ 283,334	$ 408	$ 1,048,895

[1]	Opera Limited, the Group's parent, was established in 2018. The amount of share capital in the prior period reflects the share capital of the parent at the time of incorporation.
[2]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.